Long-term debt - Summary of Long-Term Debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ (525)	$ (1,106)			$ (1,307)
Total long-term debt	19,760	18,215			16,572
Repayments of non-current borrowings	$ 2,713	2,653
1997 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	3.85%			3.85%
1976 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	9.54%			9.54%
2011 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	4.00%			4.00%
2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,493			$ 1,150,000,000
2016 U.S. trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	4.46%			4.46%
1996 trust indenture (subordinated) | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	8.21%			8.21%
Finance leases | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	6.67%			6.67%
Unsecured committed term credit facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings		480	$ 357,000,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total debt	$ 20,324	19,317			17,902
Gross carrying amount | 1997 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	14,750	14,950			13,600
Gross carrying amount | 1976 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	1,100	1,100			1,100
Gross carrying amount | 2011 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	225	425			0
Gross carrying amount | 2001 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	0	200			0
Gross carrying amount | 2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	1,569	0			0
Gross carrying amount | 1996 trust indenture (subordinated)
Disclosure of detailed information about borrowings [line items]
Total debt	275	275			275
Gross carrying amount | Finance leases
Disclosure of detailed information about borrowings [line items]
Total debt	2,097	2,172			2,260
Total long-term debt due within one year	(466)	(445)			(435)
Gross carrying amount | Unsecured committed term credit facility
Disclosure of detailed information about borrowings [line items]
Total debt	0	0			479
Total long-term debt due within one year	0	0			(479)
Gross carrying amount | Other
Disclosure of detailed information about borrowings [line items]
Total debt	308	195			188
Net unamortized premium
Disclosure of detailed information about borrowings [line items]
Total debt	(21)	(50)			(18)
Total long-term debt due within one year	0	0			(1)
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Total debt	60	46			41
Total long-term debt due within one year	$ 0	$ 0			$ (6)